Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 acquisition subsidiary	Jun. 30, 2011 acquisition	Jun. 30, 2010 acquisition
Business Combinations [Abstract]
Number of Businesses Acquired	4	3	1
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 141	$ 65	$ 11
Total purchase price for all businesses acquired in cash	156	61	5
Assumed debt for all businesses acquired	6
Minority interests acquired	2
Proceeds from (Payments to) Noncontrolling Interests	$ (147)